Project Assets - Summary of Project Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Project Assets [Abstract]
Under development-Company as project owner	$ 72,405	$ 75,346
Under development-Company expected to be project owner upon the completion of construction	23,321	19,849
Total project assets	95,726	95,195
Current, net of impairment loss	35,355	73,930
Noncurrent	60,371	21,265
Total project assets	$ 95,726	$ 95,195